Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Grants	$ 239,539	$ 94,900	$ 304,175	$ 366,368
Other			10,000
Total revenues	239,539	94,900	314,175	366,368
Operating costs and expenses:
Research and development	1,725,893	394,238	3,502,730	2,967,278
General and administrative	980,589	673,321	5,204,341	1,442,483
Total operating costs and expenses	2,706,482	1,067,559	8,707,071	4,409,761
Loss from operations	(2,466,943)	(972,659)	(8,392,896)	(4,043,393)
Interest and other income (expense)	(184)	(239)	(379)	(1,578)
Change in fair value of warrant liability	19,807		475,422
Net loss	(2,447,320)	(972,898)	(7,917,853)	(4,044,971)
Deemed dividend on Series A-1 preferred stock	(9,017,512)	(2,214,910)	(2,214,911)	(691,812)
Deemed dividend on Series A-1 warrant	(179,411)
Deemed dividend on Series B preferred stock	(8,655,998)
Accretion of preferred stock dividends	(93,234)	(31,934)	(444,992)
Net loss allocable to common stockholders	$ (20,393,475)	$ (3,219,742)	$ (10,577,756)	$ (4,736,783)
Basic and diluted net loss per share	$ (6.25)	$ (12.67)	$ (9.51)	$ (20.55)
Shares used to calculate basic and diluted net loss per share	3,262,599	254,218	1,112,481	230,503